Gains or losses on financial assets and liabilities - Schedule of exchange differences, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains (losses) on financial instruments [abstract]
Foreign exchange gain (loss)	€ 407	€ (216)	€ (22)